INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of inventories	Inventories are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Raw materials	203,247	142,430
Semi-finished goods	229,791	145,459
Finished goods	515,476	386,773
Total inventories	948,514	674,662

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories were as follows:

	2023	2022
	(€ thousand)
At January 1,	110,963	102,098
Provision	20,822	18,021
Utilizations and other changes	(8,357)	(9,156)
At December 31,	123,428	110,963